Revenues from services and commissions (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Fee and commission income (expense) [abstract]
Trading income (expense) on foreign exchange contracts	R$ 214,415	R$ 161,418	R$ 574,952	R$ 437,870
Revenues from commissions and intermediation	130,699	115,414	351,460	364,687
Income from Bank Fees	24,030	16,837	60,446	45,246
Revenues from services and commissions	12,131	5,690	40,655	18,019
Resource management	20,522	5,731	47,654	24,912
Brokerage fee income	326	16,676	11,476	33,408
Portfolio and other management fee income	20,957	3,516	49,161	13,666
Card interchange fees	(48,391)	(76,420)	(173,664)	(244,212)
Inter Loop	(26,910)	0	(33,484)	0
Revenues from services and commissions	R$ 347,780	R$ 248,862	R$ 928,657	R$ 693,596